Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 14 - Income Taxes

Components of income tax expense (benefit) are as follows for the years ended December 31, 2025 and 2024:

	2025	2024
Current	$–	$–
Deferred	–	–
Income tax benefit	$–	$–

The tax effects of temporary differences which give rise to the significant portions of deferred tax assets or liabilities are as follows at December 31, 2025 and 2024:

	December 31,	December 31,
	2025	2024
Deferred tax assets and liabilities
Net operating losses carried forward	$8,133,000	$7,148,000
Allowance for doubtful debt	–	–
Intangibles	(67,000)	(57,000)
Total deferred tax asset	8,066,000	7,091,000
Less: valuation allowance	(8,066,000)	(7,091,000)
Net deferred tax asset	$–	$–

The Company will have approximately $40.0 million of gross net operating loss carry-forwards at December 31, 2025. Federal NOLs of approximately $14.6 million will expire in 2035 and 2036 and NOLs of approximately $25.4 million do not expire, however, NOLs are subject to 80% income limitation on use; state and local laws may vary by jurisdiction. Net deferred tax assets are mainly comprised of temporary differences between financial statement carrying amount and tax basis of assets and liabilities.

ASC 740 requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. At December 31, 2025 and 2024, respectively, a full valuation allowance was recognized.

In addition, the Company performed a comprehensive review of its uncertain tax positions and determined that no adjustments were necessary relating to unrecognized tax benefits at December 31, 2025 and 2024. The Company’s federal and state income tax returns are subject to examination by taxing authorities for three years after the returns are filed, and as such the Company’s federal and state income tax returns remain open to examination.

The reconciliation of the income tax benefit is computed at the U.S. federal statutory rate as follows:

	For the Years Ended December 31,
	2025			2024
Statutory tax rate	$(7,735,905)	21.0%		$(1,445,162)	21.0%
State tax rate	(3,256,448)	8.8%		(608,344)	8.8%
Effect of change in income tax rate for deferred tax assets
Effect of expenses not deductible for tax purpose	1,859,369	(5.0%	)	121,214	(1.8%	)
Amortization	(47,465)	0.1%		(31,075)	0.5%
Allowance for doubtful debt	5,416	0.0%		–	0.0%
Change in valuation allowance	9,175,033	(24.9%	)	1,963,367	(28.5%	)
Effective income tax rate	$–	0.0%		$–	0.0%